Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: November 9, 2023

Payment Date	11/15/2023
Collection Period Start	10/1/2023
Collection Period End	10/31/2023
Interest Period Start	10/16/2023
Interest Period End	11/14/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$180,369,908.53	$38,232,744.49	$142,137,164.04	0.214323	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,051,249,908.53	$38,232,744.49	$1,013,017,164.04

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,122,001,519.57	$1,080,925,512.64	0.533577
YSOC Amount	$66,003,916.98	$63,160,654.54
Adjusted Pool Balance	$1,055,997,602.59	$1,017,764,858.10
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$180,369,908.53	2.71000%	30/360	$407,335.38
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,051,249,908.53			$2,765,353.80

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,122,001,519.57	$1,080,925,512.64
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,055,997,602.59	$1,017,764,858.10
Number of Receivables Outstanding	68,447	67,420
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	44	43

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,310,736.27
Principal Collections	$40,747,699.89
Liquidation Proceeds	$280,841.75
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$44,339,277.91
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$44,339,277.91

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$935,001.27	$935,001.27	$—	$—	$43,404,276.64
Interest - Class A-1 Notes	$—	$—	$—	$—	$43,404,276.64
Interest - Class A-2 Notes	$407,335.38	$407,335.38	$—	$—	$42,996,941.26
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$41,245,014.34
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$40,827,994.67
First Allocation of Principal	$—	$—	$—	$—	$40,827,994.67
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$40,771,182.92
Second Allocation of Principal	$—	$—	$—	$—	$40,771,182.92
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$40,708,990.67
Third Allocation of Principal	$14,505,050.43	$14,505,050.43	$—	$—	$26,203,940.24
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,133,872.41
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,153,872.41
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,153,872.41
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,406,178.35
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,406,178.35
Remaining Funds to Certificates	$2,406,178.35	$2,406,178.35	$—	$—	$—
Total	$44,339,277.91	$44,339,277.91	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$66,003,916.98
Increase/(Decrease)	$(2,843,262.44)
Ending YSOC Amount	$63,160,654.54

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,055,997,602.59	$1,017,764,858.10
Note Balance	$1,051,249,908.53	$1,013,017,164.04
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	20	$328,307.04
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	103	$280,841.75
Monthly Net Losses (Liquidation Proceeds)			$47,465.29
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.24%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.23%
Current Collection Period			0.05%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$2,926,970.93
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	133	$2,637,279.16
60-89 Days Delinquent	0.08%	44	$903,641.23
90-119 Days Delinquent	0.01%	7	$147,772.69
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.34%	184	$3,688,693.08

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$180,204.39
Total Repossessed Inventory		15	$318,030.79

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$1,051,413.92
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.09%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.59	0.05%	29	0.04%